Debt - Components of Debt (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 2,571,000,000	$ 2,568,751,000
Subtotal (excluding lessor VIE loans)	894,113,000	985,582,000
Less: Deferred finance charges	(29,227,000)	(32,924,000)
Total debt, net of deferred financing costs	(2,541,773,000)	(2,535,827,000)
Convertible Debt | 2017 Convertible Bonds
Debt Instrument [Line Items]
Total debt	379,697,000	368,133,000
Revolving Credit Facility | Gimi Facility
Debt Instrument [Line Items]
Total debt	225,000,000	130,000,000
Revolving Credit Facility | Term Loan Facility
Debt Instrument [Line Items]
Total debt	150,000,000	150,000,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt	71,120,000	152,015,000
Secured Debt | $1.125 billion facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	1,125,000,000	1,125,000,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt	38,296,000	43,767,000
Secured Debt | Margin Loan facility
Debt Instrument [Line Items]
Total debt	30,000,000	100,000,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt	0	41,667,000
Secured Debt | AVIC VIE Loans
Debt Instrument [Line Items]
Total debt	104,806,000	0
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt	452,712,000	503,515,000
Secured Debt | CCBFL VIE loan
Debt Instrument [Line Items]
Total debt	100,424,000	100,424,000
Secured Debt | CMBL VIE loan
Debt Instrument [Line Items]
Total debt	92,699,000	104,884,000
Secured Debt | COSCO Shipping VIE loan
Debt Instrument [Line Items]
Total debt	85,646,000	91,275,000
Secured Debt | CSSC VIE loan
Debt Instrument [Line Items]
Total debt	$ 840,600,000	$ 783,071,000